VESSELS UNDER CAPITAL LEASE, NET (Narrative) (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) containership	Dec. 31, 2018 USD ($)	Sep. 30, 2018 containership	May 31, 2018 containership	Apr. 05, 2018 containership
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross		$ 754,392	$ 755,058	$ 754,392
Number of Container Vessels acquired | containership			7		3	4	15
Term of lease or charter	15 years		7 years	15 years
Number of year before option to buy vessel is available		6		6
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation		$ 4,503	$ 22,509	$ 4,503
Capital Leases, Balance Sheet, Assets by Major Class, Net		$ 749,889	$ 732,549	$ 749,889
Minimum [Member]
Property, Plant and Equipment [Line Items]
Term of lease or charter		6 years	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Term of lease or charter		11 years